Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted number of shares
	December 31,
	2020	2019	2018
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	3,092,859	2,301,993	2,061,909